5. GROUP STRUCTURE (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 ARS ($)
Refining y distribution
DisclosureOfGroupStructureLineItems [Line Items]
Sale price	$ 1,044
Book value of assets sold and costs associated with the transaction	(1,044)
Result for sale	0
PELSA
DisclosureOfGroupStructureLineItems [Line Items]
Sale price	10,197
Book value of assets sold and costs associated with the transaction	(8,553)
Result for sale	1,644
Interests	133
Income tax	(818)
Included in results	959
Other comprehensive income (loss)
Reclassification from exchange differences on translation	223
Income tax	(67)
Included in Other comprehensive income	156
Total comprehensive income	$ 1,115